UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

     /s/ Maarten R. van Hengel           New York NY              11/09/2010
     -------------------------          -------------             ----------
            [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
028-05670                HMC Matterhorn Fund  - Wedge Microcap
028-11173                Highmount Matterhorn - QMA
028-01488                Highmount Matterhorn - Delphi
025-05358                Highmount Matterhorn - Lateef
028-11482                Highmount Matterhorn - Knightsbridge
028-11741                Highmount Matterhorn - Westend
025-04207                Highmount Matterhorn - Driehaus
028-02028                Highmount Matterhorn - Cramer Rosenthal
028-04874                Gardner Lewis
028-01203                CS Mckee

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           96

Form 13F Information Table Value Total:  $   236,063
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------  --------------  --------  --------  -------------------  --------  --------  ------------------------
                                                          VALUE     SHARES/  SH/ PUT/   INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL   DSCRETN   MANAGERS    SOLE    SHARED   NONE
-----------------------------  --------------  --------  --------  --------  --- ----   --------  --------  -------- -------- ------
3M COMPANY                     COM             88579Y101   447       5151    SH         Sole                           5151
AMGEN                          COM             031162100  1381      25065    SH         Sole                          25065
ANADARKO PETE CORP             COM             032511107  1119      19615    SH         Sole                          19615
APACHE CORPORATION             COM             037411105   580       5933    SH         Sole                           5933
APPLE COMPUTER INC             COM             037833100  2009       7079    SH         Sole                           7079
AT&T INC                       COM             00206R102   863      30167    SH         Sole                          30167
AUTOMATIC DATA PROCESSING      COM             053015103   357       8492    SH         Sole                           8492
BANK OF NEW YORK MELLON CORP   COM             064058100  2860     109435    SH         Sole                         109435
BENIHANA INC                   COM             082047101   130      16737    SH         Sole                          16737
BRISTOL-MYERS SQUIBB CORP      COM             110122108  2242      82700    SH         Sole                          82700
CAMDEN NATIONAL CORP           COM             133034108   679      19599    SH         Sole                          19599
CANTEL MEDICAL CORP            COM             138098108   447      27574    SH         Sole                          27574
CAPITAL SOUTHWEST CORP         COM             140501107   333       3662    SH         Sole                           3662
CELGENE CORP                   COM             151020104   300       5200    SH         Sole                           5200
CISCO SYSTEMS                  COM             17275R102  2416     110332    SH         Sole                         110332
COCA-COLA                      COM             191216100   728      12444    SH         Sole                          12444
COLGATE PALMOLIVE CO           COM             194162103   705       9178    SH         Sole                           9178
COMMERCE BANCSHARES INC.       COM             200525103  1512      40232    SH         Sole                          40232
CORNING INC                    COM             219350105  1261      69005    SH         Sole                          69005
CVS CAREMARK CORP              COM             126650100  1393      44275    SH         Sole                          44275
DOMINION RESOURCES INC. NEW    COM             25746U109  1679      38455    SH         Sole                          38455
DU PONT ( E. I. ) DE NEMOURS & COM             263534109   692      15500    SH         Sole                          15500
E M C CORP                     COM             268648102  1828      90021    SH         Sole                          90021
EMERSON ELECTRIC CO            COM             291011104  2502      47517    SH         Sole                          47517
EXELON CORP                    COM             30161n101  1117      26222    SH         Sole                          26222
EXPRESS SCRIPTS INC COMMON STO COM             302182100   241       4940    SH         Sole                           4940
EXXON MOBIL CORP               COM             30231G102  3607      58382    SH         Sole                          58382
FEDERAL REALTY INV TR          COM             313747206   287       3520    SH         Sole                           3520
FLUOR                          COM             343412102  1130      22810    SH         Sole                          22810
GENERAL ELECTRIC CO            COM             369604103   391      24086    SH         Sole                          24086
GOLDMAN SACHS GROUP            COM             38141G104   593       4101    SH         Sole                           4101
GOOGLE INC CL A                COM             38259P508  1881       3577    SH         Sole                           3577
H J HEINZ CO                   COM             423074103   560      11825    SH         Sole                          11825
HOME DEPOT                     COM             437076102  1880      59350    SH         Sole                          59350
HUDSON CITY BANCORP INC        COM             443683107   371      30250    SH         Sole                          30250
ILLINOIS TOOL WORKS INC.       COM             452308109   646      13740    SH         Sole                          13740
INTERNATIONAL BUSINESS MACHINE COM             459200101  1000       7454    SH         Sole                           7454
ISHARES MSCI ALL COUNTRY ASIA  COM             464288182 13695     226325    SH         Sole                         226325
ISHARES MSCI AUSTRALIA INDEX   COM             464286103 11981     504665    SH         Sole                         504665
ISHARES MSCI CANADA INDEX      COM             464286509 10949     390602    SH         Sole                         390602
ISHARES MSCI EAFE INDEX        COM             464287465  1416      25790    SH         Sole                          25790
ISHARES MSCI EMERGING MKT      COM             464287234   236       5270    SH         Sole                           5270
ISHARES MSCI PACIFIC EX JPN FD COM             464286665   214       4830    SH         Sole                           4830
ISHARES MSCI SWITZERLAND INDEX COM             464286749   524      22970    SH         Sole                          22970
ISHARES RUSSELL 3000 INDEX     COM             464287689 20893     309762    SH         Sole                         309762
ISHARES S&P 500 INDEX          COM             464287200  1386      12110    SH         Sole                          12110
ISHARES S&P LATIN AMER 40 INDE COM             464287390  7168     141833    SH         Sole                         141833
ISHARES S&P MIDCAP             COM             464287507  1462      18260    SH         Sole                          18260
ISHARES S&P SMALLCAP 600 INDEX COM             464287804   869      14705    SH         Sole                          14705
ITT CORPORATION                COM             450911102  1324      28262    SH         Sole                          28262
JOHNSON & JOHNSON              COM             478160104  3270      52770    SH         Sole                          52770
JPMORGAN CHASE & CO            COM             46625H100  2042      53664    SH         Sole                          53664
KIMBERLY-CLARK                 COM             494368103   521       8010    SH         Sole                           8010
L-3 COMMUNICATIONS HOLDINGS, I COM             502424104  1148      15880    SH         Sole                          15880
MARKET VECTORS - AGRIBUSINESS  COM             57060U605  7155     156045    SH         Sole                         156045
MARKET VECTORS GOLD MINERS ETF COM             57060U100 10838     193770    SH         Sole                         193770
MERCK & CO                     COM             58933Y105   629      17082    SH         Sole                          17082
METLIFE INC                    COM             59156R108  1017      26458    SH         Sole                          26458
MICROSOFT CORP                 COM             594918104  1019      41620    SH         Sole                          41620
MONSANTO CO NEW                COM             61166W101  1307      27275    SH         Sole                          27275
NEW AMERICA HIGH INCOME FUND   COM             641876800   153      15099    SH         Sole                          15099
NEWMONT MINING CORP            COM             651639106   345       5500    SH         Sole                           5500
NIKE INC                       COM             654106103  1334      16650    SH         Sole                          16650
OCCIDENTAL PETROLEUM CORP      COM             674599105  1952      24930    SH         Sole                          24930
ORACLE CORPORATION             COM             68389X105  2169      80790    SH         Sole                          80790
PARKER HANNIFIN CORP           COM             701094104  2207      31496    SH         Sole                          31496
PAYCHEX                        COM             704326107  1464      53240    SH         Sole                          53240
PEABODY ENERGY CORP            COM             704549104  1138      23215    SH         Sole                          23215
PEPSICO INC                    COM             713448108  2450      36875    SH         Sole                          36875
PFIZER INC                     COM             717081103   751      43753    SH         Sole                          43753
POWERSHARES CLEANTECH PORTFOLI COM             73935X278   499      20850    SH         Sole                          20850
POWERSHARES GLOBAL CLEAN ENERG COM             73936T615   419      30300    SH         Sole                          30300
POWERSHARES QQQ                COM             73935a104   204       4150    SH         Sole                           4150
POWERSHARES WATER RESOURCES    COM             73935X575  7667     463243    SH         Sole                         463243
POWERSHARES WILDERHILL CLEAN E COM             73935x500   474      48000    SH         Sole                          48000
PROCTER & GAMBLE CO            COM             742718109  2666      44461    SH         Sole                          44461
QUALCOMM INC.                  COM             747525103  1352      29962    SH         Sole                          29962
SCHLUMBERGER                   COM             806857108  2041      33127    SH         Sole                          33127
SEMPRA ENERGY                  COM             816851109   215       4000    SH         Sole                           4000
SPDR MSCI ACWI EX US ETF       COM             78463x848  3838     121350    SH         Sole                         121350
SPDR S&P 500 ETF TRUST         COM             78462f103 23408     205103    SH         Sole                         205103
SPDR S&P MIDCAP 400 ETF TRUST  COM             78467Y107  6435      44197    SH         Sole                          44197
STATE STREET CORPORATION       COM             857477103   414      11000    SH         Sole                          11000
TARGET                         COM             87612E106   433       8100    SH         Sole                           8100
TORTOISE ENERGY INFRASTRUCTURE COM             89147L100 13234     386402    SH         Sole                         386402
UNITED TECHNOLOGIES CORP       COM             913017109   827      11607    SH         Sole                          11607
US BANCORP                     COM             902973304   373      17250    SH         Sole                          17250
VANGUARD EMERGING MARKET ETF   COM             922042858  8390     184560    SH         Sole                         184560
VANGUARD EUROPEAN ETF          COM             922042874   341       7000    SH         Sole                           7000
VANGUARD TOTL SM ETF           COM             922908769   569       9750    SH         Sole                           9750
VERIZON COMMUNICATIONS         COM             92343V104   233       7144    SH         Sole                           7144
WAL MART STORES                COM             931142103  2324      43425    SH         Sole                          43425
WALGREEN                       COM             931422109   438      13080    SH         Sole                          13080
WINDSTREAM CORPORATION         COM             97381W104   479      39000    SH         Sole                          39000
XEROX CORP                     COM             984121103   257      24805    SH         Sole                          24805
ZIMMER HOLDINGS INC            COM             98956P102  1340      25605    SH         Sole                          25605